UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Opportunity Fund
Class I Shares (ARSOX)

ANNUAL REPORT
December 31, 2012

Aristotle/Saul Opportunity Fund
A series of the Investment Managers Series Trust (the “Trust”)

Table of Contents

Shareholder Letter	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	19
Expense Example	23

This report is submitted for the general information of the shareholders of Aristotle/Saul Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’s risks, objectives, fees and expenses, experience of its management, and other information.
www.aristotlefunds.com

February 15, 2013

Dear Fellow Shareholders:

Global markets continued to react to the promise of low interest rates, accommodative monetary policy and the thankful conclusion of year-end politics.  The MSCI World index rose 3.82% for the comparable since inception time frame of the Fund (March 30, 2012 through year-end).  Strong returns were seen in the Health Care, Financial and Consumer (both discretionary and staples) sectors.  Weak sectors were Information Technology, Energy and Utilities.  Gains seemed to be varied yet very much company specific.

While short-term macroeconomic events can have a meaningful impact on short-term results, the Fund’s investment advisor, Aristotle Capital Management, in pursuing its investment objective, seeks attractive risk-adjusted returns by investing in securities trading at significant discounts to their fair value.  In selecting investments for the Fund, the Fund’s investment advisor employs a fundamental, bottom-up approach which focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price. This disciplined approach over long periods of time has the potential to yield positive, risk-adjusted results.

The Aristotle/Saul Opportunity Fund (+1.95%) underperformed the MSCI World Index by 187 basis points1 since inception through year-end. The vast majority of the underperformance was found in security selection in the Financial sector (-1.04%).  While it is directionally correct that a rising tide lifts all boats, those boats that had been taking on water and suddenly found the leaks plugged; rose faster.   Our financial holdings tend to be of higher quality and with the exception of Banco Santander are located away from the troubled Southern European economies.  As the promise of unlimited liquidity rippled through financial markets, those financial institutions in dire need of the liquidity responded more favorably.  The remainder of the performance deviation from the benchmark was due to the cash position.

Apple Inc. was the net detractor in the portfolio.  Although a small position, Apple was down 10.4% since the inception of the Fund through year-end.  Three factors caused the decline: declining profit margins, soft supplier orders and the fear that the iPhone is losing share to the Samsung Galaxy 3.  Our thesis on the company never included a continuation of 45% net profit margins. The weak supplier orders can mean one of two things: either there is some share erosion or the product mix is shifting to manufacturing more efficient products requiring fewer components.  Time will tell and we are monitoring this closely.

On a positive note, home building related companies Lennar Corp (+42.8%) and Home Depot (+24.8%) continue to show operational improvements.

1 A basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025 • Tel: 310-478-4005  •  Fax: 310-478-8496

Going forward, the Fund’s investment advisor continues to believe in a market of businesses rather than a “stock market”; focusing attention on a better understanding of the businesses owned each and every day.

Thank you for your investment in the Aristotle/Saul Opportunity Fund.

Sincerely,

Aristotle Capital Management

The views in this letter were as of February 15, 2013 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Risk Considerations: An investment in the Fund is subject to risks and you could lose money on your investment in the Fund.  The principal risks of investing in the Fund include, but are not limited to, investing in foreign securities, emerging markets, short sales, derivatives, below investment grade bonds, convertible securities, and ETFs.

Foreign securities have additional risks including currency rate changes, political and economic instability, lack of comprehensive company information, less market liquidity, less efficient trading markets, and differing auditing controls and legal standards. Investments in emerging markets involve even greater risks.

The use of short sales and ETFs may cause the fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. The Fund's use of short sales and futures contracts leverages the Fund's portfolio. The Fund's use of leverage can make the Fund more volatile and magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund.  Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives' original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025 • Tel: 310-478-4005  •  Fax: 310-478-8496

Aristotle/Saul Opportunity Fund
FUND PERFORMANCE at December 31, 2012

This graph compares a hypothetical $100,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index.  Results include the reinvestment of all dividends and capital gains.  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.  This index does not reflect expenses, fees or sales charge, which could lower performance.  This index is unmanaged and it is not possible to invest in an index.

Total Returns as of December 31, 2012
	3 Months	6 Months	Since Inception (3/30/12)
Aristotle/Saul Opportunity Fund – Class I	3.50%	8.23%	1.95%
MSCI World Index	2.49%	9.36%	3.82%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling 888-661-6691 or by visiting www.aristotlefunds.com.

Gross and Net Expense Ratios for the Fund were 1.68% and 1.25% respectively, which are the amounts stated in the current prospectus dated March 30, 2012.  The Advisor’s contractual agreement to waive its fees and/or absorb expenses is in effect until April 30, 2013 (when it will automatically renew for an additional one year period).

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 30 days of purchase will be charged 1.00% redemption fee. The Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012

Number of Shares		Value
	COMMON STOCKS – 83.9%
	CONSUMER DISCRETIONARY – 9.5%
5,300	Adidas A.G. - ADR	$237,440
6,000	Home Depot, Inc.	371,100
7,900	J.C. Penney Co., Inc.	155,709
9,900	Lennar Corp. - Class A	382,833
		1,147,082
	CONSUMER STAPLES – 9.5%
7,200	Aeon Co., Ltd.	82,027
3,250	Bunge Ltd.	236,242
3,100	Diageo PLC - ADR	361,398
5,100	General Mills, Inc.	206,091
6,700	Unilever N.V.	256,610
		1,142,368
	ENERGY – 4.2%
6,952	Repsol YPF S.A. - ADR	145,297
2,650	Schlumberger Ltd.	183,618
3,500	Total S.A. - ADR	182,035
		510,950
	FINANCIALS – 17.9%
28,047	Banco Santander S.A. - ADR	229,144
4,500	DBS Group Holdings Ltd. - ADR	220,770
3,100	DNB ASA	39,268
1,662	DNB ASA - ADR	214,946
5,800	First Republic Bank	190,124
4,950	JPMorgan Chase & Co.	217,652
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	159,890
1,800	ORIX Corp.	201,327
9,521	Standard Chartered PLC	243,365
3,000	Swiss Re A.G.	216,148
9,700	UDR, Inc. - REIT	230,666
		2,163,300
	HEALTH CARE – 4.8%
3,100	Abbott Laboratories	203,050
3,500	Baxter International, Inc.	233,310
9,150	Daiichi Sankyo Co., Ltd. - ADR	139,446
		575,806
	INDUSTRIALS – 10.3%
2,900	General Dynamics Corp.	200,883
8,500	General Electric Co.	178,415
8,000	Komatsu Ltd.	201,674
1,900	Nidec Corp.	110,094
2,600	SPX Corp.	182,390
24,000	TOTO Ltd.	178,958

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2012

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,800	Verisk Analytics, Inc. - Class A*	$193,800
		1,246,214
	INFORMATION TECHNOLOGY – 17.9%
400	Apple, Inc.	213,212
6,800	eBay, Inc.*	346,936
9,700	EMC Corp.*	245,410
10,100	Molex, Inc. - Class A1	225,432
7,800	Oracle Corp.	259,896
250	Samsung Electronics Co., Ltd.	355,416
16,450	Telefonaktiebolaget LM Ericsson - ADR	166,145
7,650	Texas Instruments, Inc.	236,691
29,000	Toshiba Corp.	112,807
		2,161,945
	MATERIALS – 4.4%
6,250	Dow Chemical Co.	202,000
1,700	Martin Marietta Materials, Inc.	160,276
28,000	Toray Industries, Inc.	170,324
		532,600
	TELECOMMUNICATION SERVICES – 1.7%
7,900	Vodafone Group PLC - ADR	199,001
	UTILITIES – 3.7%
14,100	AES Corp.	150,870
15,900	Enersis S.A. - ADR	289,698
		440,568
	TOTAL COMMON STOCKS (Cost $9,936,662)	10,119,834

Principal Amount
	MEDIUM TERM NOTES – 3.5%
$400,000	Abbey National Treasury Services PLC 4.000%, 4/27/2016	422,951
	TOTAL MEDIUM TERM NOTES (Cost $393,387)	422,951

Number of Shares
	SHORT-TERM INVESTMENTS – 12.6%
1,514,330	Federated Prime Obligations Fund - Institutional Shares, 0.10%2	1,514,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,514,330)	1,514,330

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2012

Number of Shares		Value
	TOTAL INVESTMENTS – 100.0% (Cost $11,844,379)	$12,057,115

	Other Assets in Excess of Liabilities – 0.0%	5,766

	TOTAL NET ASSETS – 100.0%	$12,062,881

	SECURITIES SOLD SHORT – (1.9)%
	COMMON STOCKS – (1.9)%
	INFORMATION TECHNOLOGY – (1.9)%
(8,400)	Molex, Inc.	$(229,572)
	TOTAL SECURITIES SOLD SHORT (Proceeds $234,339)	(229,572)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
SUMMARY OF INVESTMENTS
As of December 31, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.9%
Information Technology	17.9%
Industrials	10.3%
Consumer Discretionary	9.5%
Consumer Staples	9.5%
Health Care	4.8%
Materials	4.4%
Energy	4.2%
Utilities	3.7%
Telecommunication Services	1.7%
Total Common Stocks	83.9%
Medium Term Notes	3.5%
Short-Term Investments	12.6%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2012

Assets:
Investments in securities, at value (cost $11,844,379)	$12,057,115
Segregated cash at broker	230,473
Receivables:
Dividends and interest	21,602
Advisory fees	12,859
Prepaid expenses	9,661
Prepaid offering costs	9,600
Total assets	12,341,310

Liabilities:
Securities sold short, at value (proceeds $234,339)	229,572
Payables:
Auditing fees	14,891
Fund accounting fees	10,110
Transfer agent fees and expenses	9,664
Administration fees	5,329
Custody fees	2,450
Chief Compliance Officer fees	1,102
Trustees' fees and expenses	529
Interest expense	5
Accrued other expenses	4,777
Total liabilities	278,429

Net Assets	$12,062,881

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,856,071
Accumulated net investment loss	(13,010)
Accumulated net realized gain on investments and foreign currency transactions	2,317
Net unrealized appreciation on:
Investments	212,736
Securities sold short	4,767
Net Assets	$12,062,881

Class I:
Shares of beneficial interest issued and outstanding	1,195,372
Net asset value per share	$10.09

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF OPERATIONS
For the Period March 30, 2012* through December 31, 2012

Investment Income:
Dividends (net of foreign withholding taxes of $11,529)	$169,925
Interest	11,103
Total investment income	181,028

Expenses:
Advisory fees	74,684
Transfer agent fees and expenses	35,115
Offering costs	30,830
Fund accounting fees	28,829
Administration fees	27,049
Registration fees	17,581
Auditing fees	14,891
Custody fees	8,317
Chief Compliance Officer fees	7,762
Legal fees	7,513
Trustees' fees and expenses	4,507
Dividends on securities sold short	3,696
Shareholder reporting fees	3,383
Miscellaneous	2,878
Insurance expense	297
Interest expense	175

Total expenses	267,507
Advisory fees waived	(74,684)
Other expenses absorbed	(118,517)
Net expenses	74,306
Net investment income	106,722

Realized and Unrealized gain (loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized loss on:
Investments	(2,314)
Foreign currency transactions	(388)
Total net realized loss	(2,702)
Net change in unrealized appreciation/depreciation on:
Investments	212,736
Securities sold short	4,767
Total net change in unrealized appreciation/depreciation	217,503
Net realized and unrealized gain on investments, securities sold short,
and foreign currency	214,801

Net Increase in Net Assets from Operations	$321,523

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 30, 2012*
to December 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$106,722
Net realized loss on investments and foreign currency transactions	(2,702)
Net change in unrealized appreciation/depreciation on investments
and securities sold short	217,503
Net increase in net assets resulting from operations	321,523

Distributions to Shareholders:
From net investment income	(124,660)
Total distributions to shareholders	(124,660)

Capital Transactions:
Net proceeds from shares sold - Class I	11,741,894
Reinvestment of distributions - Class I	124,184
Cost of shares redeemed - Class I	(60)
Net increase in net assets from capital transactions	11,866,018

Total increase in net assets	12,062,881

Net Assets:
Beginning of period	-
End of period	$12,062,881

Accumulated net investment loss	$(13,010)

Capital Share Transactions:
Shares sold	1,183,119
Shares reinvested	12,259
Shares redeemed	(6)
Net increase from capital share transactions	1,195,372

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
FINANCIAL HIGHLIGHTS - Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	March 30, 2012*
	to December 31, 2012

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.09
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.20

Less Distributions:
From net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$10.09

Total return	1.95%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,063

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.23%	3
After fees waived and expenses absorbed	0.90%	3
Ratio of expenses to average net assets (excluding
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.18%	3
After fees waived and expenses absorbed	0.85%	3,4

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.04)%	3
After fees waived and expenses absorbed	1.29%	3
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.99)%	3
After fees waived and expenses absorbed	1.34%	3
Portfolio turnover rate	32%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) do not exceed 1.25% of average daily net assets of the Fund. During the Fund's initial twelve months of operation, the advisor agreed to  voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) above 0.85%.

See accompanying Notes to Financial Statements.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2012

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2012

each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $40,430, which are being amortized over a one-year period from March 30, 2012 (commencement of operations).

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At December 31, 2012, the Fund did not have any forward contracts outstanding.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2012

examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.25% of the Fund’s average daily net assets until April 30, 2013.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred.

The Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses above 0.85% during the Fund’s initial twelve months of operation through March 30, 2013. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period.  For the period March 30, 2012 (commencement of operations) through December 31, 2012, the Advisor waived all of its advisory fees and absorbed other expenses totaled $193,201.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 30, 2012 (commencement of operations) through December 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 30, 2012 (commencement of operations) through December 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2012

Cost of investments	$11,868,903

Proceeds from securities sold short	$(234,339)

Gross unrealized appreciation	$755,109
Gross unrealized depreciation	(562,130)

Net unrealized appreciation on investments and
securities sold short	$192,979

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and passive foreign investment companies (“PFICS”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2012, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
($ 9,947)	$ 4,928	$ 5,019

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$11,508
Undistributed long-term capital gains	2,323
Accumulated earnings	13,831
Unrealized appreciation	192,979
Total accumulated earnings	$206,810

The tax character of the distribution paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$124,660
Net long term capital gains	-
Total taxable distributions	124,660
Total distributions paid	$124,660

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period March 30, 2012 (commencement of operations) through December 31, 2012 the Fund did not receive any redemption fees.

Note 6 – Investment Transactions
For the period March 30, 2012 (commencement of operations) through December 31, 2012, purchases and sales of investments, excluding short-term investments, were $13,130,782 and $2,799,366, respectively.

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2012

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s assets carried at fair value:

Aristotle/Saul Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2012

Assets	Level 1	Level 2	Level 3	Total
Common Stocks1	$10,119,834	$-	$-	$10,119,834
Medium Term Notes	-	422,951	-	422,951
Short-Term Investments	1,514,330	-	-	1,514,330
Total	$11,634,164	$422,951	$-	$12,057,115

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks1	$(229,572)	$-	$-	$(229,572)
Total	$(229,572)	$-	$-	$(229,572)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) succeeded GDS as the Distributor to the Fund. IMST Distributors is not affiliated with the Trust or any of its service providers.

On February 14, 2013, shareholders of the Fund approved the reappointment of Aristotle Capital Management, LLC as investment adviser to the Fund.  The percentage of shares outstanding and entitled to vote that were present by proxy were 80.46%.  The numbers of shares voted were as follows:

For	Against	Abstain	Total
1,019,530	-	-	1,019,530

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Aristotle/Saul Opportunity Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of December 31, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 30, 2012 (commencement of operations) to December 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aristotle/Saul Opportunity Fund as of December 31, 2012, and the results of its operations, the changes in its net assets, and its financial highlights for the period March 30, 2012 to December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2013

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the period ended December 31, 2012, 100.00% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as qualified dividend income.

For the period ended December 31, 2012, 45.32% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 888-661-6691 or on the Fund’s website at http://www.aristotlefunds.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	53	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	53	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Interim CEO, Unified Fund Services (now Huntington), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA	53	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	53	None

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	53	None
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on November 28-29, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved reappointment of Aristotle Capital Management, LLC (the “Investment Advisor”) as the investment adviser to the Aristotle/Saul Opportunity Fund series of the Trust (the “Fund”) for an additional one-year term pursuant to an Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and the Investment Advisor, subject to approval by the shareholders of the Fund.  In approving the New Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the New Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
The Investment Advisor has served as investment adviser to the Fund since the Fund commenced operations on March 30, 2012.  In December 2012, the Investment Advisor amended its organization documents to change the manner in which members of its Board of Directors are appointed.  Under the 1940 Act, this amendment automatically terminated the Investment Advisor’s existing investment advisory agreement with respect to the Fund (the “Original Advisory Agreement”).  Pursuant to rule 15a-4 under the 1940 Act, the Board approved the New Advisory Agreement subject to approval by the shareholders of the Fund within 150 days after termination of the Original Advisory Agreement.  A shareholder meeting to vote on the matter has been scheduled for February 14, 2013.

In connection with its approval of the Original Advisory Agreement for a two-year term in December 2011, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; a report comparing the proposed management fee and the estimated total expenses of the Fund with those of a group of comparable funds selected by MFAC; information about the historical performance of the Investment Advisor’s global opportunity composite; and information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the Original Advisory Agreement.

In connection with its approval of the New Advisory Agreement, the Board reviewed the material it considered in December 2011, information from the Investment Advisor regarding subsequent changes to that material, and the Board’s experience with the Investment Advisor since the Fund commenced operation. Before voting on the New Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the New Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Board Considerations
The Board discussed, among other things, the nature, extent and quality of the services provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board noted, among other things, that the Investment Advisor’s services to the Fund have been satisfactory since the Fund commenced operation, that the Investment Advisor’s organization and operation had not changed significantly (except for the change in its organization documents), and that there would be no change in the persons who had been providing day-to-day portfolio management services to the Fund.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to continue to manage the Fund.

Aristotle/Saul Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board noted that although the advisory fees proposed to be paid by the Fund pursuant to the Original Advisory Agreement were slightly higher than the median advisory fee of the funds in its peer group, the total expenses of the Fund were lower than the average of the funds in the peer group, and the advisory fee was the same as the Investment Advisor’s standard fee for client assets managed using its global opportunity strategy.  The Board noted that the fees under the New Advisory Agreement would be the same as those previously approved.  The Board also noted that the Investment Advisor had waived all advisory fees since the Fund commenced operation in accordance with its agreement to cap the Fund’s total expenses, and that the Investment Advisory had incurred losses in managing the Fund to date.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the New Advisory Agreement.

Aristotle/Saul Opportunity Fund
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/12 to 12/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/12	12/31/12	7/1/12 - 12/31/12
Actual Performance	$1,000.00	$1,082.30	$4.80
Hypothetical (5% annual return before expenses)	1,000.00	1,020.53	4.65

*
Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Opportunity Fund – Class I	ARSOX	461 418 287

Privacy Principles of the Aristotle/Saul Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle/Saul Opportunity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888-661-6691, on the Fund’s website at www.aristotlefunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 888-661-6691, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 888-661-6691. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Aristotle/Saul Opportunity Fund
P.O. Box 2175
Milwaukee, WI  53201
888-661-6691

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$13,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/8/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/8/13